Note 7 - Stockholders' Deficit - 10Q (Details) (USD $)	0 Months Ended	1 Months Ended	9 Months Ended			12 Months Ended				1 Months Ended		3 Months Ended	1 Months Ended		12 Months Ended			9 Months Ended	0 Months Ended			0 Months Ended		1 Months Ended	12 Months Ended		0 Months Ended		9 Months Ended
	Dec. 31, 2012	Jul. 31, 2013	Sep. 30, 2013		Sep. 30, 2012	Dec. 31, 2012	Jul. 12, 2013	Feb. 28, 2013	Dec. 31, 2011	Oct. 18, 2013 Subsequent Event [Member] Reverse Stock Split [Member]	Oct. 18, 2013 Subsequent Event [Member] Series C Preferred Stock [Member]	Sep. 30, 2013 Subsequent Event [Member] Series C Preferred Stock [Member]	Oct. 18, 2013 Subsequent Event [Member]	Jul. 12, 2013 Subsequent Event [Member]	Dec. 31, 2012 Under Stock Subscription Agreement [Member]	Dec. 31, 2012 Expires 2020 [Member] PAH Plan [Member]	Dec. 31, 2012 Expires 2021 [Member] PAH Plan [Member]	Sep. 30, 2013 Restricted Stock [Member]	Jul. 08, 2013 Exchange of Stock for Stock [Member] Series B Preferred Stock [Member]	Jul. 12, 2013 Exchange of Stock for Stock [Member] Series C Preferred Stock [Member]	Sep. 30, 2013 Series C Preferred Stock [Member]	Dec. 31, 2012 PAH Plan [Member]	Dec. 31, 2012 Stock Plan 2012 [Member]	Dec. 31, 2011 Stock Plan 2012 [Member]	Dec. 31, 2012 Stock Plan 2012 [Member]	Dec. 31, 2012 Founder and Chief Executive Officer [Member]	Jul. 08, 2013 Equity Option [Member]	Jan. 11, 2012 Equity Option [Member]	Sep. 30, 2013 Equity Option [Member]	Sep. 30, 2012 Equity Option [Member]
Note 7 - Stockholders' Deficit - 10Q (Details) [Line Items]
Conversion of Stock, Shares Issued (in Shares)																			4,107,592	410,759
Debt Instrument, Convertible, Conversion Ratio													20
Common Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.01		$ 0.01			$ 0.01	$ 0.01						$ 0.01	$ 0.01
Preferred Stock, Shares Authorized	5,000,000		5,000,000			5,000,000			5,000,000					500,000							500,000
Preferred Stock, Shares Issued	0		411,000			0			0					410,759							410,759
Preferred Stock, Shares Outstanding	0		411,000			0			0												410,759
Conversion of Stock, Shares Converted										2,600,000	8,215,184	8,215,184	1,300,000
Percentage of Converted Issued and Outstanding Common Stock													88.00%
Stock Issued During Period, Shares, Issued for Services		41,667
Stock Issued During Period, Value, Issued for Services (in Dollars)		$ 62,500
Share Price (in Dollars per share)	$ 1.57	$ 1.50	$ 2.70			$ 1.57
Common Stock, Shares Authorized	50,000,000		50,000,000			50,000,000		100,000,000	0
Common Stock, Shares, Issued	7,021,000		1,071,000			7,021,000			0																	5,600,000
Warrants and Rights Outstanding (in Dollars)	100,000		300,000			100,000
Warrant Non-cash Interest Expense (in Dollars)			300,000			31,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized			5,000,000																			1,300,000	1,900,000		1,900,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			1,050,000		400,000	458,000																1,300,000	300,000	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)			$ 1.33		$ 0.86																				$ 0.90
Fair Value Assumptions, Expected Term			5 years		5 years																				5 years		2 years 219 days	8 years 73 days
Fair Value Assumptions, Expected Volatility Rate			126.00%		126.00%																				126.00%		106.60%	126.00%
Fair Value Assumptions, Risk Free Interest Rate			0.83%		0.67%																				0.67%		0.62%	1.50%
Fair Value Assumptions, Expected Dividend Rate			0.00%		0.00%																				0.00%		0.00%	0.00%
Allocated Share-based Compensation Expense (in Dollars)																		500,000							400,000				1,500,000	143,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value (in Dollars)			400,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized (in Dollars)	0		200,000			0
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition			3 months
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	1,684,000		59,000			1,684,000							2,400,000									43,000	1,600,000		1,600,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross			900,000
Stock Issued During Period, Value, Restricted Stock Award, Gross (in Dollars)			1,400,000
Common Stock, Shares, Outstanding	7,021,000		1,071,000			7,021,000			0
Stock Issued During Period, Shares, New Issues (in Shares)															41,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	1,531,000		2,634,000			1,531,000										700,000	600,000					1,300,000	300,000	0	300,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value (in Dollars)	1,900,000		4,811,000	[1]		1,900,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value (in Dollars)	1,900,000		3,627,000	[1]		1,900,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value (in Dollars)	$ 1,900,000		$ 4,811,000	[1]		$ 1,900,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	7 years 328 days		6 years 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term	7 years 109 days		5 years 237 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares						0

[1]	The intrinsic value of a stock option is the amount by which the market value of the underlying stock exceeds the exercise price of the option. The market value of our common stock was $2.70 per share at September 30, 2013 on a post-reverse stock split basis.